Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Non-current assets
Intangible assets and goodwill	€ 155,283	€ 155,223
Property and equipment	37,227	17,691
Right-of-use assets	54,797	21,677
Deferred tax assets	59	6,090
Other non-current assets	6,573	294
Total non-current assets	253,939	200,975
Current assets
Inventories	360,262	230,144
Trade and other receivables	7,521	8,276
Other assets	42,113	61,874
Cash and cash equivalents	30,136	113,507
Total current assets	440,031	413,801
Total assets	693,971	614,776
Shareholders' equity and liabilities
Subscribed capital	1	1
Capital reserve	529,775	498,872
Accumulated Deficit	(83,855)	(68,734)
Accumulated other comprehensive income	1,509	1,528
Total shareholders' equity	447,430	431,667
Non-current liabilities
Provisions	2,646	758
Lease liabilities	49,518	16,817
Deferred income tax liabilities	726	3,661
Total non-current liabilities	52,889	21,237
Current liabilities
Tax liabilities	24,073	25,892
Lease liabilities	8,155	5,189
Contract liabilities	11,414	10,746
Trade and other payables	71,085	45,156
Other liabilities	78,924	74,889
Total current liabilities	193,652	161,872
Total liabilities	246,541	183,109
Total shareholders' equity and liabilities	€ 693,971	€ 614,776